united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX

Class C – CPCTX

Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX

Class C – CPCEX

Class I – CPIEX

Counterpoint Tactical Municipal Fund

Class A – TMNAX

Class C – TMNCX

Class I – TMNIX

Semi-Annual Report

March 31, 2024

1-844-273-8637

www.counterpointfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, as compared to its benchmark:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	5.69%	8.73%	4.78%	4.82%
Counterpoint Tactical Income Fund - Class A with Load	0.92%	3.82%	3.82%	4.30%
Counterpoint Tactical Income Fund - Class C	5.26%	7.90%	4.00%	4.05%
Counterpoint Tactical Income Fund - Class I	5.83%	9.11%	5.04%	5.07%
Bloomberg U.S. Aggregate Bond Index (b)	5.99%	1.70%	0.36%	1.27%

*	Total returns are calculated using the traded net asset value (“NAV”) on March 31, 2024. The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses as stated in the fee table in the Fund’s prospectus dated Decenber 19, 2023 as revised February 1, 2024 are 2.28%, 3.03% and 2.03% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least February 1, 2025, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2024

Holdings by Asset Type	% of Net Assets
Open End Funds	71.6%
Exchanged-Traded Funds	19.5%
U.S. Government & Agencies	5.2%
Money Market Fund	3.0%
Collateral For Securities Loaned	0.7%
Liabilities In Excess Of Other Assets ^	(0.0)%
100.0%

^	Includes unrealized appreciation on credit default swaps.

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, as compared to its benchmarks:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	18.83%	27.14%	7.91%	4.43%
Counterpoint Tactical Equity Fund - Class A with Load	11.99%	19.80%	6.64%	3.69%
Counterpoint Tactical Equity Fund - Class C	18.39%	26.26%	7.09%	3.64%
Counterpoint Tactical Equity Fund - Class I	18.98%	27.54%	8.17%	4.69%
S&P 500 Total Return Index (b)	23.48%	29.88%	15.05%	13.82%
Bloomberg 1-3 Month U.S. Treasury Bill Index (c)	2.72%	5.37%	2.02%	1.63%
Counterpoint Tactical Equity Fund Blended Index (d)	12.80%	17.28%	8.81%	7.90%

*	Total returns are calculated using the traded net asset value (“NAV”) on March 31, 2024. The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers, as stated in the fee table in the Fund’s prospectus dated December 19, 2023 as revised February 1, 2024 are 2.06%, 2.81% and 1.81% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least February 1, 2025, ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(c)	The Bloomberg 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(d)	The Counterpoint Tactical Equity Fund Blended Index is a composite of 50% of the S&P 500 Total Return Index and 50% of the Bloomberg 1-3 Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2024

Holdings by Asset Type	% of Net Assets
Common Stocks	50.6%
U.S. Government & Agencies	15.3%
Money Market Fund	15.0%
Exchange-Traded Funds	12.2%
Future Options Purchased	0.3%
Collateral For Securities Loaned	0.0%
Other Assets In Excess of Liabilities ^	6.6%
100.0%

^	Includes net unrealized appreciation on futures contracts and total return swaps.

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, as compared to its benchmark:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Municipal Fund - Class A	7.68%	5.42%	3.69%	3.78%
Counterpoint Tactical Municipal Fund - Class A with Load	2.80%	0.71%	2.73%	2.96%
Counterpoint Tactical Municipal Fund - Class C	7.20%	4.63%	2.89%	2.97%
Counterpoint Tactical Municipal Fund - Class I	7.58%	5.67%	3.91%	4.00%
Bloomberg U.S. Municipal Bond Index (b)	7.48%	3.13%	1.59%	2.17%

*	Total returns are calculated using the traded net asset value (“NAV”) on March 31, 2024. The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses as stated in the fee table in the Fund’s prospectus dated December 19, 2023 as revised February 1, 2024 are 1.89%, 2.64% and 1.64% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Fund, at least until February 1, 2025 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is June 11, 2018.

(b)	The Bloomberg U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2024

Holdings by Asset Type	% of Net Assets
Open End Funds	85.2%
Exchange-Traded Fund	13.0%
Collateral For Securities Loaned	3.6%
Money Market Fund	2.8%
Liabilities In Excess of Other Assets	(4.6)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 19.5%
	FIXED INCOME - 19.5%
4,576,232	Invesco Senior Loan ETF	$96,787,307
3,628,070	iShares Broad USD High Yield Corporate Bond ETF	132,751,081
257,408	iShares iBoxx High Yield Corporate Bond ETF(a)	20,008,324
1,198,300	SPDR Blackstone Senior Loan ETF	50,460,413
	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,388,637)	300,007,125

	OPEN END FUNDS — 71.6%
	FIXED INCOME - 71.6%
13,383,298	BlackRock Floating Rate Income Portfolio, Institutional Class	130,219,486
29,896,366	BlackRock High Yield Bond Portfolio, Institutional Class	211,068,345
33,863,765	Fidelity Advisor Floating Rate High Income Fund, Class I	315,271,652
10,868,723	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	96,731,631
16,367,612	JPMorgan High Yield Fund, Class I	105,080,070
1,808	Lord Abbett Floating Rate Fund, Class I	14,790
1,000	Lord Abbett High Yield Fund, Class I	6,360
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I	5,170
1,000	PGIM High Yield Fund, Class Z	4,740
26,458,745	PIMCO High Yield Fund, Institutional Class	210,611,614
1,000	TIAA-CREF High Yield Fund, Institutional Class	8,700
4,052,027	Transamerica High Yield Bond, Class I	32,659,334
	TOTAL OPEN END FUNDS (Cost $1,057,020,175)	1,101,681,892

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 5.2%
	U.S. TREASURY BILLS — 5.2%
25,000,000	United States Treasury Bill(b)	5.280	04/04/24	24,989,194
1,000,000	United States Treasury Bill(b)	5.280	04/16/24	997,805
5,000,000	United States Treasury Bill(b)	5.270	04/23/24	4,983,913
25,000,000	United States Treasury Bill(b)	5.285	04/30/24	24,894,211
25,000,000	United States Treasury Bill(b)	5.240	06/06/24	24,761,094
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $80,624,727)			80,626,217

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.7%
	COLLATERAL FOR SECURITIES LOANED - 0.7%
11,492,599	BlackRock Liquidity FedFund, Institutional Class, 5.20% (Cost $11,492,599)(c),(d)	$11,492,599

	MONEY MARKET FUND - 3.0%
45,639,854	Goldman Sachs Financial Square Government Fund, Class FST, 5.20% (Cost $45,639,854)(d)	45,639,854

	TOTAL SHORT-TERM INVESTMENTS (Cost $57,132,453)	57,132,453

	TOTAL INVESTMENTS - 100.0% (Cost $1,490,165,992)	$1,539,447,687
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(91,400)
	NET ASSETS - 100.0%	$1,539,356,287

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $11,236,727.

(b)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $11,492,599 at March 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

CREDIT DEFAULT SWAP

		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value *	Appreciation
CDX North American High Yield Index Version 1, Series 42 **	Wells Fargo	Quarterly	Sell	5.00%	6/20/2029	$102,700,000	$7,070,901	$7,573,989	$503,088

*	Includes interest receivable.

**	The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=34df7470e8df4b33a6742f19138b8278

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6%
	ADVERTISING & MARKETING - 0.6%
9,115	Cardlytics, Inc.(a)	$132,076
30,798	Taboola.com Ltd.(a)	136,743
3,033	Trade Desk, Inc. (The), Class A(a)	265,145
		533,964
	AEROSPACE & DEFENSE - 0.3%
1,660	Howmet Aerospace, Inc.	113,594
971	Moog, Inc., Class A	155,020
		268,614
	APPAREL & TEXTILE PRODUCTS - 0.4%
120	Deckers Outdoor Corporation(a)	112,951
17,307	VF Corporation(b)	265,490
		378,441
	ASSET MANAGEMENT - 0.9%
22,340	FTAI Infrastructure, Inc.	140,295
7,137	Icahn Enterprises, L.P.	121,400
13,341	Robinhood Markets, Inc.(a)	268,554
7,024	Victory Capital Holdings, Inc.	298,029
		828,278
	AUTOMOTIVE - 0.5%
14,436	Methode Electronics, Inc.	175,830
7,739	Phinia, Inc.	297,410
		473,240
	BANKING - 0.3%
3,963	Bancorp, Inc. (The)(a)	132,602
9,108	NU Holdings Ltd./Cayman Islands(a)	108,658
		241,260
	BEVERAGES - 0.1%
4,921	Vita Coco Company, Inc. (The)(a)	120,220

	CHEMICALS - 0.9%
3,737	Axalta Coating Systems Ltd.(a)	128,515
11,330	Kronos Worldwide, Inc.	133,694
7,340	Mativ, Inc.	137,625
11,512	Orion S.A.	270,763

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	CHEMICALS - 0.9% (Continued)
8,204	Tronox Holdings PLC, Class A	$142,339
		812,936
	COMMERCIAL SUPPORT SERVICES - 0.6%
25,574	Acacia Research Corporation(a)	136,309
1,511	Cimpress PLC(a)	133,739
1,395	Huron Consulting Group, Inc.(a)	134,785
10,110	Legalzoom.com, Inc.(a)	134,867
		539,700
	CONSTRUCTION MATERIALS - 0.1%
1,557	CRH PLC	134,307

	CONSUMER SERVICES - 0.3%
36,441	Chegg, Inc.(a)	275,858

	CONTAINERS & PACKAGING - 0.6%
11,568	Myers Industries, Inc.	268,030
17,859	Pactiv Evergreen, Inc.	255,741
		523,771
	E-COMMERCE DISCRETIONARY - 0.5%
18,346	Chewy, Inc.(a)(b)	291,884
20,373	Leslie’s, Inc.(a)	132,425
		424,309
	ELECTRIC UTILITIES - 1.7%
1,510	Constellation Energy Corporation	279,124
26,862	Hawaiian Electric Industries, Inc.	302,735
10,150	NextEra Energy Partners, L.P.	305,311
1,687	NRG Energy, Inc.	114,193
45,906	ReNew Energy Global PLC(a)	275,436
4,172	Vistra Corporation	290,580
		1,567,379
	ELECTRICAL EQUIPMENT - 0.9%
1,580	BWX Technologies, Inc.	162,140
1,476	Itron, Inc.(a)	136,560
6,718	Napco Security Technologies, Inc.	269,795

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	ELECTRICAL EQUIPMENT - 0.9% (Continued)
6,646	Vontier Corporation	$301,462
		869,957
	ENGINEERING & CONSTRUCTION - 1.2%
821	Comfort Systems USA, Inc.	260,840
739	EMCOR Group, Inc.	258,798
4,191	Frontdoor, Inc.(a)	136,543
523	Installed Building Products, Inc.	135,316
20,356	Tutor Perini Corporation(a)	294,347
		1,085,844
	ENTERTAINMENT CONTENT - 0.1%
1,902	AppLovin Corporation, Class A(a)	131,656

	FOOD - 1.4%
2,279	BellRing Brands, Inc.(a)	134,529
34,137	Hain Celestial Group, Inc. (The)(a)	268,317
27,219	Herbalife Ltd.(a)	273,551
3,300	Pilgrim’s Pride Corporation(a)	113,256
11,073	Vital Farms, Inc.(a)	257,447
14,589	WK Kellogg Company	274,274
		1,321,374
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
2,129	Sylvamo Corporation	131,444
1,360	Trex Company, Inc.(a)	135,660
		267,104
	HEALTH CARE FACILITIES & SERVICES - 1.2%
11,691	AdaptHealth Corporation(a)	134,563
6,864	Pennant Group, Inc. (The)(a)	134,740
2,772	RadNet, Inc.(a)	134,886
17,975	Teladoc Health, Inc.(a)	271,423
2,671	Tenet Healthcare Corporation(a)	280,749
751	Universal Health Services, Inc., Class B	137,027
		1,093,388
	HOME & OFFICE PRODUCTS - 0.8%
24,083	ACCO Brands Corporation	135,106

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	HOME & OFFICE PRODUCTS - 0.8% (Continued)
18,058	Arhaus, Inc.(a)	$277,913
38,765	Newell Brands, Inc.	311,282
		724,301
	HOME CONSTRUCTION - 1.9%
5,725	AZEK Company, Inc. (The)(a)	287,511
4,238	Beazer Homes USA, Inc.(a)	139,006
3,238	Dream Finders Homes, Inc.(a)(b)	141,598
2,246	Green Brick Partners, Inc.(a)	135,277
1,819	Griffon Corporation	133,405
1,951	KB Home	138,287
1,438	Masco Corporation	113,429
4,349	Taylor Morrison Home Corporation(a)	270,377
2,098	Toll Brothers, Inc.	271,418
3,553	Tri Pointe Homes, Inc.(a)	137,359
		1,767,667
	HOUSEHOLD PRODUCTS - 0.6%
18,397	Hims & Hers Health, Inc.(a)	284,602
939	Kimberly-Clark Corporation	121,460
22,205	Nu Skin Enterprises, Inc., Class A	307,095
3,474	Quanex Building Products Corporation	133,506
		846,663
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
13,146	Hillman Solutions Corporation(a)	139,873

	INDUSTRIAL SUPPORT SERVICES - 0.4%
4,430	Core & Main, Inc.(a)	253,617
2,553	DXP Enterprises, Inc.(a)	137,173
		390,790
	INSURANCE - 1.0%
4,940	CNO Financial Group, Inc.	135,751
21,127	Genworth Financial, Inc., Class A(a)	135,847
3,841	Jackson Financial, Inc., Class A	254,044
2,672	Mercury General Corporation	137,875
14,229	Universal Insurance Holdings, Inc.	289,133
		952,650

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	INTERNET MEDIA & SERVICES - 2.0%
858	DoorDash, Inc., Class A(a)	$118,164
14,864	EverQuote, Inc.(a)	275,875
34,687	GoodRx Holdings, Inc.(a)	246,278
7,051	Maplebear, Inc.(a)	262,932
520	Meta Platforms, Inc., Class A	252,502
4,217	Roku, Inc.(a)	274,822
15,102	SimilarWeb Ltd.(a)	135,918
469	Spotify Technology S.A.(a)	123,769
11,511	Upwork, Inc.(a)	141,125
		1,831,385
	LEISURE FACILITIES & SERVICES - 1.9%
20,769	Accel Entertainment, Inc.(a)	244,867
14,243	Carnival Corporation(a)	232,731
1,746	Cava Group, Inc.(a)	122,307
5,409	DraftKings, Inc., Class A(a)	245,623
6,062	Norwegian Cruise Line Holdings Ltd.(a)	126,878
13,855	Playa Hotels & Resorts N.V.(a)	134,394
2,798	Shake Shack, Inc., Class A(a)	291,075
11,323	Sweetgreen, Inc.(a)	286,018
817	Texas Roadhouse, Inc.	126,202
		1,810,095
	MACHINERY - 0.8%
4,368	Cadre Holdings, Inc.	158,122
8,071	Enerpac Tool Group Corporation	287,812
621	Lincoln Electric Holdings, Inc.	158,628
1,184	Tennant Company	143,986
		748,548
	MEDICAL EQUIPMENT & DEVICES - 1.6%
3,081	10X Genomics, Inc., Class A(a)	115,630
476	ABIOMED, Inc. - CVR(a),(c)	486
358	Align Technology, Inc.(a)	117,395
6,273	Castle Biosciences, Inc.(a)	138,947
1,742	Hologic, Inc.(a)	135,806
6,272	Inmode Ltd.(a)	135,538

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.6% (Continued)
21,339	Novocure Ltd.(a)	$333,529
21,374	OraSure Technologies, Inc.(a)	131,450
5,841	RxSight, Inc.(a)	301,279
7,739	Silk Road Medical, Inc.(a)	141,778
		1,551,838
	METALS & MINING - 2.5%
9,988	Alamos Gold, Inc., Class A	147,323
18,370	Compass Minerals International, Inc.	289,144
3,331	CONSOL Energy, Inc.	279,005
7,385	Constellium S.E.(a)	163,282
24,857	Ferroglobe PLC	123,788
2,553	Freeport-McMoRan, Inc.	120,042
18,501	Hudbay Minerals, Inc.	129,507
5,548	Peabody Energy Corporation	134,594
2,382	Southern Copper Corporation	253,731
70,325	SSR Mining, Inc.	313,649
13,799	SunCoke Energy, Inc.	155,515
2,700	Teck Resources Ltd., Class B	123,606
2,695	Warrior Met Coal, Inc.	163,587
		2,396,773
	MORTGAGE FINANCE - 0.4%
16,530	BrightSpire Capital, Inc.	113,892
11,222	MFA Financial, Inc.	128,042
8,545	PennyMac Mortgage Investment Trust	125,441
		367,375
	OIL & GAS PRODUCERS - 2.1%
8,783	Delek US Holdings, Inc.	269,989
21,023	EnLink Midstream, LLC	286,754
7,764	Par Pacific Holdings, Inc.(a)	287,733
4,969	PBF Energy, Inc., Class A	286,065
7,460	Permian Resources Corporation	131,744
4,734	Sunoco, L.P.	285,414
19,543	VAALCO Energy, Inc.	136,215
788	Valero Energy Corporation	134,504

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	OIL & GAS PRODUCERS - 2.1% (Continued)
3,875	Western Midstream Partners, L.P.	$137,756
		1,956,174
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
13,195	Archrock, Inc.	259,546
8,910	DNOW, Inc.(a)	135,432
12,489	Helix Energy Solutions Group, Inc.(a)	135,381
10,707	Kodiak Gas Services, Inc.	292,728
6,627	Liberty Energy, Inc.	137,311
38,690	Newpark Resources, Inc.(a)	279,342
5,772	Oceaneering International, Inc.(a)	135,065
10,425	TechnipFMC PLC	261,772
		1,636,577
	REAL ESTATE SERVICES - 0.5%
50,936	Anywhere Real Estate, Inc.(a)	314,785
38,184	Compass, Inc.(a)	137,462
		452,247
	RENEWABLE ENERGY - 0.4%
3,012	REX American Resources Corporation(a)	176,835
64,619	SunPower Corporation(a)	193,857
		370,692
	RETAIL - DISCRETIONARY - 2.0%
2,384	Abercrombie & Fitch Company(a)	298,786
1,202	Builders FirstSource, Inc.(a)	250,677
1,202	Carvana Company(a)	105,668
1,284	Dick’s Sporting Goods, Inc.	288,720
9,167	Gap, Inc. (The)	252,551
2,796	GMS, Inc.(a)	272,163
33,308	Hertz Global Holdings, Inc.(a)	260,802
877	Williams-Sonoma, Inc.	278,474
		2,007,841
	SEMICONDUCTORS - 1.6%
9,575	ACM Research, Inc., Class A(a)	279,016
5,458	Ambarella, Inc.(a)	277,103
1,052	Impinj, Inc.(a)	135,087

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	SEMICONDUCTORS - 1.6% (Continued)
175	KLA Corporation	$122,250
15,755	MaxLinear, Inc.(a)	294,145
397	Monolithic Power Systems, Inc.	268,936
2,634	Ultra Clean Holdings, Inc.(a)	121,006
		1,497,543
	SOFTWARE - 7.2%
235	Adobe, Inc.(a)	118,581
5,650	Alkami Technology, Inc.(a)	138,821
8,684	Asana, Inc., Class A(a)	134,515
1,363	Atlassian Corporation, Class A(a)	265,935
8,051	Bandwidth, Inc., Class A(a)	147,011
4,233	BILL Holdings, Inc.(a)	290,892
24,654	Cellebrite DI Ltd.(a)	273,166
5,141	Couchbase, Inc.(a)	135,260
478	Crowdstrike Holdings, Inc., Class A(a)	153,242
2,293	DocuSign, Inc.(a)	136,548
1,294	Duolingo, Inc.(a)	285,431
3,012	Dynatrace, Inc.(a)	139,877
7,409	Freshworks, Inc.(a)	134,918
5,244	GigaCloud Technology, Inc.(a)	140,120
4,305	Gitlab, Inc.(a)	251,068
7,536	Informatica, Inc., Class A(a)	263,760
6,127	JFrog Ltd.(a)	270,936
1,265	Monday.com Ltd.(a)	285,726
4,405	Nutanix, Inc., Class A(a)	271,877
10,278	Omnicell, Inc.(a)	300,425
20,826	Oscar Health, Inc.(a)	309,682
9,924	Palantir Technologies, Inc., Class A(a)	228,351
5,884	Paymentus Holdings, Inc.(a)	133,861
11,820	PubMatic, Inc., Class A(a)	280,370
3,887	RingCentral, Inc., Class A(a)	135,034
3,535	Samsara, Inc., Class A(a)	133,588
3,680	Squarespace, Inc.(a)	134,099

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	SOFTWARE - 7.2% (Continued)
36,987	Talkspace, Inc.(a)	$132,044
2,203	Twilio, Inc., Class A(a)	134,713
4,454	Vertex, Inc., Class A(a)	141,459
34,667	VTEX(a)	283,229
12,005	Weave Communications, Inc.(a)	137,817
988	Wix.com Ltd.(a)	135,830
12,404	Zeta Global Holdings Corporation(a)	135,576
		6,593,762
	SPECIALTY FINANCE - 1.3%
1,332	AerCap Holdings N.V.(a)	115,764
4,364	FTAI Aviation Ltd.	293,697
3,258	LendingTree, Inc.(a)	137,944
5,648	Marathon Digital Holdings, Inc.(a)	127,532
3,830	Mr. Cooper Group, Inc.(a)	298,550
8,412	NerdWallet, Inc.(a)	123,656
1,260	PennyMac Financial Services, Inc.	114,773
3,944	PROG Holdings, Inc.	135,831
		1,347,747
	STEEL - 0.0%(d)
22,935	Mechel PJSC - ADR(a),(c)	—

	TECHNOLOGY HARDWARE - 1.6%
35,092	3D Systems Corporation(a)	155,808
379	Arista Networks, Inc.(a)	109,902
21,666	Arlo Technologies, Inc.(a)	274,075
13,002	Credo Technology Group Holding Ltd.(a)	275,512
1,093	Dell Technologies, Inc., Class C	124,722
22,188	Extreme Networks, Inc.(a)	256,050
1,317	InterDigital, Inc.	140,208
7,029	Sonos, Inc.(a)	133,973
		1,470,250
	TECHNOLOGY SERVICES - 2.0%
1,063	Coinbase Global, Inc., Class A(a)	281,823
88,693	Conduent, Inc.(a)	299,783

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	TECHNOLOGY SERVICES - 2.0% (Continued)
17,218	Dlocal Ltd./Uruguay(a)	$253,105
6,753	Kyndryl Holdings, Inc.(a)	146,945
4,012	LiveRamp Holdings, Inc.(a)	138,414
27,201	Pagaya Technologies Ltd.(a)	274,730
17,405	Pagseguro Digital Ltd., Class A(a)	248,543
6,638	StoneCompany Ltd.(a)	110,257
17,049	TTEC Holdings, Inc.	176,798
		1,930,398
	TELECOMMUNICATIONS - 0.3%
10,698	Iridium Communications, Inc.	279,860

	TRANSPORTATION & LOGISTICS - 2.2%
8,381	Corp America Airports S.A.(a)	140,801
6,703	Genco Shipping & Trading Ltd.	136,272
21,790	Golden Ocean Group Ltd.	282,398
3,186	Navios Maritime Partners, L.P.	135,787
27,179	Safe Bulkers, Inc.	134,808
1,911	Scorpio Tankers, Inc.	136,732
3,983	SkyWest, Inc.(a)	275,146
29,379	Spirit Airlines, Inc.	142,194
5,388	Tsakos Energy Navigation Ltd.	136,801
2,157	XPO, Inc.(a)	263,219
28,438	ZIM Integrated Shipping Services Ltd.	287,793
		2,071,951
	TRANSPORTATION EQUIPMENT - 0.3%
3,601	Allison Transmission Holdings, Inc.	292,257

	WHOLESALE - CONSUMER STAPLES - 0.3%
25,409	United Natural Foods, Inc.(a)	291,949

	WHOLESALE - DISCRETIONARY - 0.1%
4,800	G-III Apparel Group Ltd.(a)	139,248

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	TOTAL COMMON STOCKS (Cost $45,387,006)			$47,758,054

	EXCHANGE-TRADED FUNDS — 12.2%
	EQUITY - 12.2%
383,419	Counterpoint Quantitative Equity ETF(e)			11,450,387

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,162,494)

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 15.3%
	U.S. TREASURY BILLS — 15.3%
7,000,000	United States Treasury Bill(f),(k)	5.265	05/07/24	6,963,295
5,000,000	United States Treasury Bill(f)	5.240	06/06/24	4,952,219
2,500,000	United States Treasury Bill(f),(k)	5.225	07/02/24	2,466,723
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $14,382,540)			14,382,237

Shares
	SHORT-TERM INVESTMENTS — 15.0%
	COLLATERAL FOR SECURITIES LOANED - 0.0% (d)
22,256	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.20% (Cost $22,256)(g),(h)			22,256

	MONEY MARKET FUND - 15.0%
14,112,643	Fidelity Treasury Portfolio, Class I, 5.19% (Cost $14,112,643)(h)			14,112,643

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,134,899)			14,134,899

Contracts(i)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
75	S&P E-Mini 3rd Week Future	Goldman Sachs	05/17/2024	$5,050	$19,906,875	$91,875
75	CME E-Mini Standard & Poor’s 500 Index Future	Goldman Sachs	06/21/2024	5,050	19,906,875	177,188
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $475,938)					269,063

	TOTAL INVESTMENTS - 93.4% (Cost $84,542,877)					$87,994,640
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%					6,190,156
	NET ASSETS - 100.0%					$94,184,796

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
March 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(j)	Value and Unrealized Appreciation
10	CME E-Mini Standard & Poor’s 500 Index Future	Goldman Sachs	06/21/2024	$2,654,250	$16,850

	TOTAL FUTURES CONTRACTS

ADR - American Depositary Receipt

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP. - Limited Partnership

Ltd. - Limited Company

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

S.A. - Société Anonyme

S.E. - Société Europeae

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $245,761.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Percentage rounds to less than 0.1%.

(e)	Affiliated investment.

(f)	Zero coupon bond. Rate shown is the discount rate at time of purchase.

(g)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $22,256 at March 31, 2024. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $221,790.

(h)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(i)	Each contract is equivalent to one futures contract.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	All or a portion of this security is pledged as collateral for total return swaps. As of March 31, 2024 the value of the pledged portion is $9,430,018.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

TOTAL RETURN SWAPS
	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Received	Frequency	Currency	Rate Paid*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long Index Basket**	Maturity	USD	OBFR + 0.45%	JP Morgan	312,153	8/12/2025	$31,505,652	$—	$991,472
JP Morgan International Long Index Basket 2**	Maturity	USD	OBFR + 0.45%	JP Morgan	296,339	8/12/2025	31,289,758	—	1,564,864
JP Morgan International Long/Short Index Basket***	Maturity	USD	OBFR	JP Morgan	10,000	8/12/2025	1,000,000	—	—
JP Morgan U.S. Long/Short Index Basket***	Maturity	USD	OBFR	JP Morgan	10,000	8/12/2025	1,000,000	—	—
SPDR S&P 500 ETF**	Monthly	USD	OBFR + 0.40%	JP Morgan	44,903	12/4/2026	56,344,478	—	6,113,432
									8,669,768

	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Paid	Frequency	Currency	Rate Received	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Short Index Basket**	Maturity	USD	OBFR - 0.72%	JP Morgan	432,473	8/12/2025	32,719,231	—	(1,178,301)
JP Morgan International Short Index Basket 2**	Maturity	USD	OBFR - 0.63%	JP Morgan	349,324	8/12/2025	32,163,784	—	(965,659)
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 0.48%	JP Morgan	280,414	8/12/2025	25,058,599	—	(1,107,143)
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 0.97%	JP Morgan	490,783	8/12/2025	24,356,778	—	(802,645)
									$(4,053,748)

									$4,616,020

OBFR - Overnight Bank Funding Rate

*	Rate shown is the all in weighted rate as of March 31, 2024.

**	The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

***	No underlying basket holdings as of March 31, 2024.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 13.0%
	FIXED INCOME - 13.0%
657,359	VanEck High Yield Muni ETF(a)	$34,353,581

	TOTAL EXCHANGE-TRADED FUND (Cost $33,517,469)

	OPEN END FUNDS — 85.2%
	FIXED INCOME - 85.2%
1,809,200	American Century High-Yield Municipal Fund, Class I	15,993,325
5,550,794	American High-Income Municipal Bond Fund, Class F-3	83,705,981
723	BlackRock High Yield Municipal Fund, Institutional Class	6,477
1,724,673	Delaware National High-Yield Municipal Bond Fund, Institutional Class	17,781,382
58,817	Eaton Vance High Yield Municipal Income Fund, Class I	482,297
53,077	Franklin High Yield Tax-Free Income Fund, Advisor Class	472,914
110,497	Goldman Sachs High Yield Municipal Fund, Institutional Class	1,019,890
68,169	Invesco AMT-Free Municipal Fund, Class Y	470,369
12,077	Invesco High Yield Municipal Fund, Class Y	103,261
145,985	Invesco Rochester Municipal Opportunities Fund, Class Y	1,001,460
984	MainStay MacKay High Yield Municipal Bond Fund, Class I	11,678
982,427	Nuveen High Yield Municipal Bond Fund, Class I	14,706,936
1,801,820	PGIM Muni High Income Fund, Class Z	16,919,092
120,192	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,021,635
6,473,925	T Rowe Price Tax-Free High Yield Fund, Inc., Class I	71,277,914
	TOTAL OPEN END FUNDS (Cost $214,267,798)	224,974,611

	SHORT-TERM INVESTMENTS — 6.4%
	COLLATERAL FOR SECURITIES LOANED - 3.6%
2,417,550	BlackRock Liquidity FedFund, Institutional Class, 5.20%(b),(c)	2,417,550
7,220,700	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.20%(b),(c)	7,220,700
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $9,638,250)	9,638,250

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.4% (Continued)
	MONEY MARKET FUND - 2.8%
7,349,382	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.48% (Cost $7,350,117)(c)	$7,350,117

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,988,367)	16,988,367

	TOTAL INVESTMENTS - 104.6% (Cost $264,773,634)	$276,316,559
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%	(12,068,733)
	NET ASSETS - 100.0%	$264,247,826

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $9,459,060.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $9,638,250 at March 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

			Counterpoint		Counterpoint
	Counterpoint Tactical		Tactical Equity		Tactical Municipal
	Income Fund		Fund		Fund
ASSETS
Investment securities:
Affiliated investments at cost	$—		$10,162,494		$—
Unaffiliated investments at cost	1,490,165,992		74,380,383		264,773,634
Total investments at cost	$1,490,165,992		$84,542,877		$264,773,634
Affiliated investments at value	$—		$11,450,387		$—
Unaffiliated investments at value *	1,539,447,687		76,544,253		276,316,559
Total investments at value	$1,539,447,687		$87,994,640		$276,316,559
Cash	—		2,279		—
Cash held for collateral at broker (a)	892,839		1,816,233		235,351
Premiums paid on open swap contracts	7,070,901		—		—
Dividends and interest receivable	6,493,952		72,300		822,465
Receivable for Fund shares sold	2,770,075		1,422,979		254,847
Unrealized appreciation on credit default swap	503,088		—		—
Unrealized appreciation on futures contracts	—		16,850		—
Receivable for securities sold	—		29,616,755		—
Unrealized appreciation on total return swaps	—		4,616,020		—
Prepaid expenses and other assets	141,854		44,391		60,738
TOTAL ASSETS	1,557,320,396		125,602,447		277,689,960

LIABILITIES
Securities lending collateral	11,492,599		22,256		9,638,250
Investment advisory fees payable	1,605,793		92,370		179,919
Payable for Fund shares redeemed	2,456,855		119,749		428,828
Payable for securities purchased	2,131,100		31,157,693		3,130,800
Payable to related parties	106,631		3,366		8,958
Distribution (12b-1) fees payable	75,353		3,228		3,860
Accrued expenses and other liabilities	95,778		18,989		51,519
TOTAL LIABILITIES	17,964,109		31,417,651		13,442,134
NET ASSETS	$1,539,356,287		$94,184,796		$264,247,826

NET ASSETS CONSIST OF:
Paid in capital	$1,514,883,724		$80,484,392		$260,120,292
Accumulated earnings	$24,472,563		$13,700,404		$4,127,534
NET ASSETS	$1,539,356,287		$94,184,796		$264,247,826

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$101,436,590		$9,685,343		$10,879,173
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,964,992		519,479		1,013,181
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.31		$18.64	(b)	$10.74
Maximum offering price per share (maximum sales charge of 4.50%, 5.75% and 4.50%, respectively)	$11.84		$19.78	(b)	$11.25

Class C Shares:
Net Assets	$64,778,278		$1,001,528		$1,853,582
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,763,963		57,051		175,137
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.24	(b)	$17.55	(b)	$10.58

Class I Shares:
Net Assets	$1,373,141,419		$83,497,925		$251,515,071
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	121,515,272		4,392,170		23,384,980
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.30		$19.01	(b)	$10.76	(b)

*	Includes Securities Loaned $11,236,727; $245,761; $9,459,060

(a)	Represents collateral for futures contracts, options purchased, and swaps.

(b)	The NAV and offering price shown above differs from the traded NAV on March 28, 2024 due to financial statement rounding and or financial statement adjustments.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2024

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Tactical Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $390 and $0, respectively)	$43,552,782	$262,341	$3,963,895
Dividends - Affiliated Investments	—	3,616	—
Interest	5,378,395	682,754	875,380
Securities lending income	2,285	81	161
TOTAL INVESTMENT INCOME	48,933,462	948,792	4,839,436

EXPENSES
Investment advisory fees	8,603,682	462,290	824,149
Distribution (12b-1) fees:
Class A	110,078	9,389	8,338
Class C	295,435	5,314	7,822
Third party administrative servicing fees	413,633	13,627	70,750
Administrative services fees	357,907	29,539	69,029
Transfer agent fees	219,495	38,048	28,303
Accounting services fees	103,901	5,625	17,985
Registration fees	60,223	25,111	34,893
Custodian fees	49,204	15,589	23,460
Printing and postage expenses	27,001	4,972	6,195
Compliance officer fees	17,935	6,001	7,489
Audit fees	10,236	10,236	10,236
Trustees’ fees and expenses	8,968	7,990	7,990
Legal fees	7,472	7,472	7,472
Insurance expense	6,001	1,501	2,000
Other expenses	10,000	20,442	6,223
TOTAL EXPENSES	10,301,171	663,146	1,132,334

Fees recaptured by the Advisor	—	—	63,078
Fees waived for affiliated investments	—	(11,359)	—
TOTAL NET EXPENSES	10,301,171	651,787	1,195,412

NET INVESTMENT INCOME	38,632,291	297,005	3,644,024

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on unaffiliated investments	(7,943,384)	6,289,387	(1,264,150)
Net realized loss on foreign currency transactions	—	(79)	—
Net realized loss on futures contracts	—	(2,382,272)	(62,378)
Net realized loss on securities sold short	—	(242,708)	—
Net realized gain on future options purchased	—	1,106,930	674,611
Net realized gain on swap contracts	6,502,216	812,415	—
Net realized loss on swaptions purchased	—	—	(514,000)
Net realized loss on swaptions written	—	—	103,000
	(1,441,168)	5,583,673	(1,062,917)

Net change in unrealized appreciation on unaffiliated investments	40,733,105	1,938,361	15,523,641
Net change in unrealized appreciation on affiliated investments	—	1,287,893	—
Net change in unrealized appreciation on futures contracts	—	1,548,643	—
Net change in unrealized depreciation on future options purchased	—	(182,500)	(700,781)
Net change in unrealized appreciation on securities sold short	—	26,584	—
Net change in unrealized appreciation on swap contracts	76,782	2,758,473	—
Net change in unrealized depreciation on swaptions purchased	—	—	(16,783)
Net change in unrealized depreciation on swaptions written	—	—	(16,840)
	40,809,887	7,377,454	14,789,237
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	39,368,719	12,961,127	13,726,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,001,010	$13,258,132	$17,370,344

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
FROM OPERATIONS
Net investment income	$38,632,291	$61,675,997
Net realized loss on investments, swap contracts, options purchased, swaptions purchased and swaptions written	(1,441,168)	(12,986,335)
Net change in unrealized appreciation on investments, swap contracts and swaptions purchased	40,809,887	11,190,905
Net increase in net assets resulting from operations	78,001,010	59,880,567

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(2,388,249)	(4,211,600)
Class C	(1,393,760)	(2,573,577)
Class I	(34,979,331)	(56,390,479)
Net decrease in net assets resulting from distributions to shareholders	(38,761,340)	(63,175,656)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	36,606,236	20,821,911
Class C	12,997,515	19,416,101
Class I	393,044,307	463,252,395
Net asset value of shares issued in reinvestment of distributions:
Class A	2,342,705	4,152,564
Class C	1,215,828	2,166,079
Class I	31,102,601	50,060,901
Payments for shares redeemed:
Class A	(14,649,845)	(25,323,300)
Class C	(6,626,297)	(19,114,798)
Class I	(160,688,821)	(319,027,700)
Net increase in net assets from shares of beneficial interest	295,344,229	196,404,153

TOTAL INCREASE IN NET ASSETS	334,583,899	193,109,064

NET ASSETS
Beginning of Period	1,204,772,388	1,011,663,324
End of Period	$1,539,356,287	$1,204,772,388

SHARE ACTIVITY
Class A:
Shares Sold	3,267,999	1,885,049
Shares Reinvested	209,243	377,015
Shares Redeemed	(1,308,320)	(2,287,807)
Net increase (decrease) in shares of beneficial interest outstanding	2,168,922	(25,743)

Class C:
Shares Sold	1,167,430	1,767,342
Shares Reinvested	109,389	197,883
Shares Redeemed	(596,744)	(1,742,544)
Net increase in shares of beneficial interest outstanding	680,075	222,681

Class I:
Shares Sold	35,302,150	41,961,909
Shares Reinvested	2,783,288	4,552,415
Shares Redeemed	(14,419,798)	(28,920,631)
Net increase in shares of beneficial interest outstanding	23,665,640	17,593,693

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
FROM OPERATIONS
Net investment income	$297,005	$670,352
Net realized gain on investments, foreign currency transactions, futures contracts, swap contracts and options purchased	5,583,673	3,823,674
Net change in unrealized appreciation (depreciation) on investments, futures contracts, future options purchased, outperformance option securities sold short and swap contracts	7,377,454	(1,369,250)
Net increase in net assets resulting from operations	13,258,132	3,124,776

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(37,272)
Class C	—	(7,623)
Class I	—	(531,395)
Distributions paid:
Class A	(147,292)	(124,811)
Class C	(15,957)	(25,526)
Class I	(1,473,689)	(1,779,467)
Net decrease in net assets resulting from distributions to shareholders	(1,636,938)	(2,506,094)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,404,005	1,852,682
Class C	30,029	107,050
Class I	21,575,438	25,386,467
Net asset value of shares issued in reinvestment of distributions:
Class A	146,389	159,118
Class C	14,776	29,544
Class I	1,203,587	2,043,042
Payments for shares redeemed:
Class A	(630,835)	(862,279)
Class C	(274,249)	(105,466)
Class I	(9,984,557)	(37,405,244)
Net increase (decrease) in net assets from shares of beneficial interest	14,484,583	(8,795,086)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,105,777	(8,176,404)

NET ASSETS
Beginning of Period	68,079,019	76,255,423
End of Period	$94,184,796	$68,079,019

SHARE ACTIVITY
Class A:
Shares Sold	140,451	123,241
Shares Reinvested	9,170	10,200
Shares Redeemed	(37,315)	(56,420)
Net increase in shares of beneficial interest outstanding	112,306	77,021

Class C:
Shares Sold	1,948	7,367
Shares Reinvested	981	2,006
Shares Redeemed	(16,394)	(7,400)
Net increase (decrease) in shares of beneficial interest outstanding	(13,465)	1,973

Class I:
Shares Sold	1,193,428	1,604,374
Shares Reinvested	73,959	128,655
Shares Redeemed	(577,363)	(2,399,653)
Net increase (decrease) in shares of beneficial interest outstanding	690,024	(666,624)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
FROM OPERATIONS
Net investment income	$3,644,024	$6,442,425
Net realized loss on investments, futures, options purchased, swap contracts, swaptions purchased and swaptions written	(1,062,917)	(5,638,686)
Net change in unrealized appreciation (depreciation) on investments and options purchased swaptions purchased and swaptions written	14,789,237	(2,281,780)
Net increase (decrease) in net assets resulting from operations	17,370,344	(1,478,041)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(4,168)
Class C	—	(1,373)
Class I	—	(193,227)
Distributions paid:
Class A	(95,134)	(127,649)
Class C	(16,449)	(34,239)
Class I	(3,423,361)	(5,960,214)
Net decrease in net assets resulting from distributions to shareholders	(3,534,944)	(6,320,870)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,260,149	2,039,246
Class C	541,533	712,790
Class I	88,155,835	112,072,472
Net asset value of shares issued in reinvestment of distributions:
Class A	89,579	131,635
Class C	14,553	31,200
Class I	2,956,262	4,653,877
Payments for shares redeemed:
Class A	(1,260,037)	(2,979,750)
Class C	(143,478)	(1,749,604)
Class I	(46,489,059)	(80,063,812)
Net increase in net assets from shares of beneficial interest	52,125,337	34,848,054

TOTAL INCREASE IN NET ASSETS	65,960,737	27,049,143

NET ASSETS
Beginning of Period	198,287,089	171,237,946
End of Period	$264,247,826	$198,287,089

SHARE ACTIVITY
Class A:
Shares Sold	779,148	194,745
Shares Reinvested	8,446	12,652
Shares Redeemed	(121,122)	(288,182)
Net increase (decrease) in shares of beneficial interest outstanding	666,472	(80,785)

Class C:
Shares Sold	52,535	68,248
Shares Reinvested	1,398	3,036
Shares Redeemed	(14,106)	(169,656)
Net increase (decrease) in shares of beneficial interest outstanding	39,827	(98,372)

Class I:
Shares Sold	8,476,801	10,689,679
Shares Reinvested	280,117	447,036
Shares Redeemed	(4,451,451)	(7,701,334)
Net increase in shares of beneficial interest outstanding	4,305,467	3,435,381

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	March 31, 2024		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2023		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019
Net asset value, beginning of period	$11.00		$11.02		$11.68		$11.04	$10.79	$10.91
Activity from investment operations:
Net investment income (1)	0.30		0.59		0.26		0.35	0.23	0.35
Net realized and unrealized gain (loss) (2)	0.31		(0.01)		(0.67)		0.65	0.25	0.05
Total from investment operations	0.61		0.58		(0.41)		1.00	0.48	0.40
Less distributions from:
Net investment income	(0.30)		(0.60)		(0.25)		(0.36)	(0.23)	(0.38)
Return of Capital	—		—		(0.00	) (3)	—	—	—
Net realized gains	—		—		—		—	—	(0.14)
Total distributions	(0.30)		(0.60)		(0.25)		(0.36)	(0.23)	(0.52)
Net asset value, end of period	$11.31		$11.00		$11.02		$11.68	$11.04	$10.79
Total return (4)	5.60	% (8,9)	5.43	% (8)	(3.53)%		9.14%	4.47%	3.89%
Net assets, at end of period (000’s)	$101,437		$74,726		$75,164		$71,948	$66,244	$69,747
Ratio of gross expenses to average net assets before waiver (5,6)	1.69	% (10)	1.72%		1.71%		1.73%	1.78%	1.79%
Ratio of net expenses to average net assets after waiver (5)	1.69	% (10)	1.72%		1.71%		1.73%	1.78%	1.79%
Ratio of net investment income before waiver to average net assets (5,7)	5.42	% (10)	5.38%		2.32%		3.03%	2.12%	3.27%
Ratio of net investment income after waiver to average net assets (5,7)	5.42	% (10)	5.38%		2.32%		3.03%	2.12%	3.27%
Portfolio Turnover Rate	52	% (9)	1%		493%		36%	232%	353%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	March 31, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2023	September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019
Net asset value, beginning of period	$10.92		$10.95	$11.63		$11.00	$10.76	$10.89
Activity from investment operations:
Net investment income (1)	0.26		0.50	0.18		0.26	0.15	0.27
Net realized and unrealized gain (loss) (2)	0.32		(0.01)	(0.67)		0.65	0.25	0.05
Total from investment operations	0.58		0.49	(0.49)		0.91	0.40	0.32
Less distributions from:
Net investment income	(0.26)		(0.52)	(0.19)		(0.28)	(0.16)	(0.31)
Return of capital	—		—	(0.00	) (3)	—	—	—
Net realized gains	—		—	—		—	—	(0.14)
Total distributions	(0.26)		(0.52)	(0.19)		(0.28)	(0.16)	(0.45)
Net asset value, end of period	$11.24		$10.92	$10.95		$11.63	$11.00	$10.76
Total return (4)	5.35	% (8,9)	4.56%	(4.26)%		8.30%	3.73%	3.11%
Net assets, at end of period (000’s)	$64,778		$55,541	$53,229		$50,772	$37,748	$32,578
Ratio of gross expenses to average net assets before waiver (5,6)	2.44	% (10)	2.47%	2.46%		2.48%	2.53%	2.54%
Ratio of net expenses to average net assets after waiver (5)	2.44	% (10)	2.47%	2.46%		2.48%	2.53%	2.54%
Ratio of net investment income before waiver to average net assets (5,7)	4.65	% (10)	4.64%	1.56%		2.27%	1.40%	2.52%
Ratio of net investment income after waiver to average net assets (5,7)	4.65	% (10)	4.64%	1.56%		2.27%	1.40%	2.52%
Portfolio Turnover Rate	52	% (9)	1%	493%		36%	232%	353%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	March 31, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2023	September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019
Net asset value, beginning of period	$10.98		$11.01	$11.67		$11.04	$10.78	$10.90
Activity from investment operations:
Net investment income (1)	0.32		0.62	0.28		0.37	0.26	0.37
Net realized and unrealized gain (loss) (2)	0.31		(0.02)	(0.66)		0.65	0.26	0.05
Total from investment operations	0.63		0.60	(0.38)		1.02	0.52	0.42
Less distributions from:
Net investment income	(0.31)		(0.63)	(0.28)		(0.39)	(0.26)	(0.40)
Return of capital	—		—	(0.00	) (3)	—	—	—
Net realized gains	—		—	—		—	—	(0.14)
Total distributions	(0.31)		(0.63)	(0.28)		(0.39)	(0.26)	(0.54)
Net asset value, end of period	$11.30		$10.98	$11.01		$11.67	$11.04	$10.78
Total return (4)	5.83	% (8)	5.61%	(3.31)%		9.32%	4.83%	4.13%
Net assets, at end of period (000s)	$1,373,141		$1,074,505	$883,270		$769,603	$400,046	$246,454
Ratio of gross expenses to average net assets before waiver (5,6)	1.44	% (9)	1.47%	1.46%		1.48%	1.53%	1.54%
Ratio of net expenses to average net assets after waiver (5)	1.44	% (9)	1.47%	1.46%		1.48%	1.53%	1.54%
Ratio of net investment income before waiver to average net assets (5,7)	5.66	% (9)	5.66%	2.51%		3.23%	2.38%	3.49%
Ratio of net investment income after waiver to average net assets (5,7)	5.66	% (9)	5.66%	2.51%		3.23%	2.38%	3.49%
Portfolio Turnover Rate	52	% (8)	1%	493%		36%	232%	353%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
Net asset value, beginning of period	$16.02		$15.76		$11.08	$10.30	$12.60	$15.92
Activity from investment operations:
Net investment income (loss) (1)	0.05		0.11		(0.09)	(0.09)	(0.05)	(0.06)
Net realized and unrealized gain (loss) (2)	2.93		0.63		4.77	0.87	(2.25)	(2.77)
Total from investment operations	2.98		0.74		4.68	0.78	(2.30)	(2.83)
Less distributions from:
Net investment income	(0.36)		—		—	—	—	—
Return of capital	—		(0.11)		—	—	—	—
Net realized gains	—		(0.37)		—	—	—	(0.49)
Total distributions	(0.36)		(0.48)		—	—	—	(0.49)
Net asset value, end of period	$18.64		$16.02		$15.76	$11.08	$10.30	$12.60
Total return (3)	18.99	% (8,9)	4.80	% (8)	42.24%	7.57%	(18.25)%	(18.15)%
Net assets, at end of period (000s)	$9,685		$6,521		$5,203	$839	$2,074	$3,369
Ratio of gross expenses to average net assets before waiver (4,5,6)	1.97	% (10,11)	2.03%		2.10%	3.74%	2.82%	2.37%
Ratio of net expenses to average net assets after waiver (4,5)	1.97	% (10,11)	2.00%		2.00%	2.04%	2.00%	2.08%
Ratio of net investment income (loss) before waiver to average net assets (4,7)	0.54	% (10)	0.69%		(0.69)%	(2.66)%	(1.27)%	(0.81)%
Ratio of net investment income (loss) after waiver to average net assets (4,7)	0.57	% (10)	0.72%		(0.59)%	(0.96)%	(0.45)%	(0.52)%
Portfolio Turnover Rate	170	% (9)	391%		350%	230%	259%	296%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	N/A	3.70%	2.82%	2.29%
Net expenses to average net assets	N/A	N/A	N/A	2.00%	2.00%	2.00%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

(11)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Gross expenses to average net assets	2.00	% (10)	N/A	N/A	N/A	N/A	N/A
Net expenses to average net assets	2.00	% (10)	N/A	N/A	N/A	N/A	N/A

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
Net asset value, beginning of period	$15.04		$14.93		$10.58	$9.91	$12.22	$15.57
Activity from investment operations:
Net investment loss (1)	(0.02)		(0.01)		(0.22)	(0.16)	(0.15)	(0.19)
Net realized and unrealized gain (loss) (2)	2.77		0.60		4.57	0.83	(2.16)	(2.67)
Total from investment operations	2.75		0.59		4.35	0.67	(2.31)	(2.86)
Less distributions from:
Net investment income	(0.24)		—		—	—	—	—
Return of capital	—		(0.11)		—	—	—	—
Net realized gains	—		(0.37)		—	—	—	(0.49)
Total distributions	(0.24)		(0.48)		—	—	—	(0.49)
Net asset value, end of period	$17.55		$15.04		$14.93	$10.58	$9.91	$12.22
Total return (3)	18.55	% (8,9)	4.04	% (8)	41.12%	6.76%	(18.90)%	(18.77)%
Net assets, at end of period (000s)	$1,002		$1,060		$1,024	$516	$581	$1,181
Ratio of gross expenses to average net assets before waiver (4,5,6)	2.72	% (10,11)	2.78%		2.85%	4.49%	3.57%	3.12%
Ratio of net expenses to average net assets after waiver (4,5)	2.72	% (10,11)	2.75%		2.75%	2.79%	2.75%	2.83%
Ratio of net investment loss before waiver to average net assets (4,7)	(0.18	)% (10)	(0.10)%		(1.61)%	(3.43)%	(2.08)%	(1.75)%
Ratio of net investment loss after waiver to average net assets (4,7)	(0.15	)% (10)	(0.07)%		(1.51)%	(1.73)%	(1.26)%	(1.46)%
Portfolio Turnover Rate	170	% (9)	391%		350%	230%	259%	296%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	N/A	4.45%	3.57%	3.04%
Net expenses to average net assets	N/A	N/A	N/A	2.75%	2.75%	2.75%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

(11)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Gross expenses to average net assets	2.75	% (10)	N/A	N/A	N/A	N/A	N/A
Net expenses to average net assets	2.75	% (10)	N/A	N/A	N/A	N/A	N/A

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
Net asset value, beginning of period	$16.34		$16.03		$11.24	$10.43	$12.73	$16.04
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.14		(0.06)	(0.06)	(0.03)	(0.01)
Net realized and unrealized gain (loss) (2)	3.00		0.65		4.85	0.87	(2.27)	(2.81)
Total from investment operations	3.07		0.79		4.79	0.81	(2.30)	(2.82)
Less distributions from:
Net investment income	(0.40)		—		—	—	—	—
Return of capital	—		(0.11)		—	—	—	—
Net realized gains	—		(0.37)		—	—	—	(0.49)
Total distributions	(0.40)		(0.48)		—	—	—	(0.49)
Net asset value, end of period	$19.01		$16.34		$16.03	$11.24	$10.43	$12.73
Total return (3)	19.21	% (8,9)	5.03	% (8)	42.62%	7.77%	(18.07)%	(17.95)%
Net assets, at end of period (000s)	$83,498		$60,498		$70,029	$10,911	$8,121	$15,851
Ratio of gross expenses to average net assets before waiver (4,5,6)	1.72	% (10,11)	1.78%		1.85%	3.49%	2.57%	2.12%
Ratio of net expenses to average net assets after waiver (4,5)	1.72	% (10,11)	1.75%		1.75%	1.79%	1.75%	1.83%
Ratio of net investment income (loss) before waiver to average net assets (4,7)	0.81	% (10)	0.88%		(0.50)%	(2.34)%	(1.07)%	(0.45)%
Ratio of net investment income (loss) after waiver to average net assets (4,7)	0.84	% (10)	0.91%		(0.40)%	(0.64)%	(0.25)%	(0.16)%
Portfolio Turnover Rate	170	% (9)	391%		350%	230%	259%	296%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	N/A	3.45%	2.57%	2.04%
Net expenses to average net assets	N/A	N/A	N/A	1.75%	1.75%	1.75%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

(11)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Gross expenses to average net assets	1.75	% (10)	N/A	N/A	N/A	N/A	N/A
Net expenses to average net assets	1.75	% (10)	N/A	N/A	N/A	N/A	N/A

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	March 31, 2024		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2023		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019
Net asset value, beginning of period	$10.12		$10.49		$10.98		$10.65	$10.47	$10.00
Activity from investment operations:
Net investment income (loss) (1)	0.15		0.31		(0.03)		0.23	0.19	0.26
Net realized and unrealized gain (loss) (2)	0.61		(0.39)		(0.18)		0.42	0.16	0.44
Total from investment operations	0.76		(0.08)		(0.21)		0.65	0.35	0.70
Less distributions from:
Net investment income	(0.14)		(0.28)		(0.01)		(0.23)	(0.17)	(0.23)
Return of capital	—		(0.01)		(0.00	) (3)	—	—	—
Net realized gains	—		—		(0.27)		(0.09)	—	—
Total distributions	(0.14)		(0.29)		(0.28)		(0.32)	(0.17)	(0.23)
Net asset value, end of period	$10.74		$10.12		$10.49		$10.98	$10.65	$10.47
Total return (4)	7.57	% (8,9)	(0.75	)% (8)	(1.93)%		6.13%	3.37%	7.12%
Net assets, at end of period (000s)	$10,879		$3,509		$4,483		$1,872	$1,373	$1,871
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	1.19	% (10)	1.22%		1.23%		1.40%	1.61%	2.03%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.25	% (10)	1.25%		1.25%		1.25%	1.25%	1.25%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	2.94	% (10)	2.96%		(0.30)%		1.94%	1.44%	1.79%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	2.88	% (10)	2.93%		(0.32)%		2.09%	1.80%	2.57%
Portfolio Turnover Rate	11	% (9)	289%		563%		12%	123%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
Net asset value, beginning of period	$9.98		$10.35		$10.91	$10.59	$10.46	$10.00
Activity from investment operations:
Net investment income (loss) (1)	0.11		0.22		(0.12)	0.15	0.08	0.20
Net realized and unrealized gain (loss) (2)	0.60		(0.37)		(0.17)	0.41	0.18	0.42
Total from investment operations	0.71		(0.15)		(0.29)	0.56	0.26	0.62
Less distributions from:
Net investment income	(0.11)		(0.21)		—	(0.15)	(0.13)	(0.16)
Return of capital	—		(0.01)		—	—	—	—
Net realized gains	—		—		(0.27)	(0.09)	—	—
Total distributions	(0.11)		(0.22)		(0.27)	(0.24)	(0.13)	(0.16)
Net asset value, end of period	$10.58		$9.98		$10.35	$10.91	$10.59	$10.46
Total return (3)	7.10	% (7,8)	(1.47	)% (7)	(2.70)%	5.31%	2.54%	6.29%
Net assets, at end of period (000s)	$1,854		$1,351		$2,419	$923	$669	$222
Ratio of gross expenses to average net assets before waiver/recapture (4,5)	1.94	% (9)	1.97%		1.98%	2.15%	2.36%	2.78%
Ratio of net expenses to average net assets after waiver/recapture (4)	2.00	% (9)	2.00%		2.00%	2.00%	2.00%	2.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,6)	2.16	% (9)	2.14%		(1.08)%	1.20%	0.39%	1.21%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,6)	2.10	% (9)	2.11%		(1.10)%	1.35%	0.75%	1.99%
Portfolio Turnover Rate	11	% (8)	289%		563%	12%	123%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	March 31, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2023	September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019
Net asset value, beginning of period	$10.14		$10.50	$10.98		$10.65	$10.47	$10.00
Activity from investment operations:
Net investment income (loss) (1)	0.16		0.33	(0.01)		0.26	0.19	0.28
Net realized and unrealized gain (loss) (2)	0.61		(0.37)	(0.18)		0.41	0.18	0.45
Total from investment operations	0.77		(0.04)	(0.19)		0.67	0.37	0.73
Less distributions from:
Net investment income	(0.15)		(0.31)	(0.02)		(0.25)	(0.19)	(0.26)
Return of capital	—		(0.01)	(0.00	) (3)	—	—	—
Net realized gains	—		—	(0.27)		(0.09)	—	—
Total distributions	(0.15)		(0.32)	(0.29)		(0.34)	(0.19)	(0.26)
Net asset value, end of period	$10.76		$10.14	$10.50		$10.98	$10.65	$10.47
Total return (4)	7.68	% (8,9)	(0.40)%	(1.78)%		6.39%	3.60%	7.39%
Net assets, at end of period (000s)	$251,515		$193,428	$164,336		$86,253	$44,840	$24,149
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	0.94	% (10)	0.97%	0.98%		1.15%	1.36%	1.78%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.00	% (10)	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	3.16	% (10)	3.23%	(0.10)%		2.18%	1.45%	1.98%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	3.10	% (10)	3.20%	(0.12)%		2.33%	1.81%	2.76%
Portfolio Turnover Rate	11	% (9)	289%	563%		12%	123%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.

Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund are “fund of funds” in that each Fund will generally invest in other investment companies. Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of each Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Collateral For Securities Loaned	$11,492,599	$—	$—	$11,492,599
Exchange Traded Funds	300,007,125	—	—	300,007,125
Open End Funds	1,101,681,892	—	—	1,101,681,892
U.S. Government & Agencies	—	80,626,217	—	80,626,217
Money Market Fund	45,639,854	—	—	45,639,854
Credit Default Swap	—	503,088	—	503,088
Total	$1,458,821,470	$81,129,305	$—	$1,539,950,775

Counterpoint Tactical Equity Fund

Assets *	Level 1	Level 2	Level 3**	Total
Collateral For Securities Loaned	$22,256	$—	$—	$22,256
Common Stocks	47,758,054	—	0	47,758,054
Exchange Traded Funds	11,450,387	—	—	11,450,387
U.S. Government & Agencies	—	14,382,237	—	14,382,237
Money Market Fund	14,112,643	—	—	14,112,643
Future Options Purchased	269,063	—	—	269,063
Long Futures Contracts	16,850	—	—	16,850
Long Total Return Swaps	—	4,616,020	—	4,616,020
Total	$73,629,253	$18,998,257	$0	$92,627,510

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Collateral For Securities Loaned	$9,638,250	$—	$—	$9,638,250
Exchange Traded Fund	34,353,581	—	—	34,353,581
Open End Funds	224,974,611	—	—	224,974,611
Money Market Fund	7,350,117	—	—	7,350,117
Total	$276,316,559	$—	$—	$276,316,559

*	Please refer to the Schedule of Investments for industry classifications.

**	During the period the Counterpoint Tactical Equity Fund held a level 3 security with a value of $0 as of March 31, 2024.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

The following is a reconciliation for the Counterpoint Tactical Equity Fund for which Level 3 inputs were used in determining value:

Beginning
	balance				Net transfers		Change in
	September 30,				in/(out) of	Total Realized	unrealized	Ending balance
	2023	Conversion	Net Purchases	Net Sales	Level 3	Gain/(Loss)	appreciation	March 31, 2024
Common Stock	$0	$—	$—	$—	$—	$—	$—	$0

Quantitative disclosures of unobservable inputs and assumptions used by the Counterpoint Tactical Equity Fund are below:

Common Stock	Fair Value	Valutation Techniques	Unobservable Input	Input
Mechel PJSC	$—	Market Approach	Discount for lack of marketability (DLOM)	100%

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. A Fund may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objectives and each Fund may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps – Certain Funds may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined period payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Fund would be liable for the notional amount of the swap.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statement of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statement of Operations.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 through September 30, 2023, or expected to be taken in the Funds’ September 30, 2024 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the six months ended March 31, 2024, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$8,603,682
Counterpoint Tactical Equity Fund	$462,290
Counterpoint Tactical Municipal Fund	$824,149

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least February 1, 2025, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares, respectively, of the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the six months ended March 31, 2024, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreements as follows:

	Advisory Fee Waiver	Advisory Fee Recapture
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	$—	$—
Counterpoint Tactical Municipal Fund	$—	$63,078

During the six months ended March 31, 2024 the Counterpoint Tactical Equity Fund invested a portion of its assets in the Counterpoint Quantitative Equity ETF which is also managed by the Advisor. The Advisor waived $11,359 of its advisory fee based on the Counterpoint Tactical Equity Fund’s investment in the Counterpoint Quantitative Equity ETF which are not subject to recapture.

As of March 31, 2024, the amount of fees waived/expenses reimbursed subject to potential recapture by date of expiration were as follows:

	September 30, 2024	September 30, 2025	September 30, 2026	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$131,492	$42,239	$23,169	$196,900
Counterpoint Tactical Municipal Fund	$24,579	$—	$—	$24,579

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2024 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$110,078	$295,435
Counterpoint Tactical Equity Fund	$9,389	$5,314
Counterpoint Tactical Municipal Fund	$8,338	$7,822

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2024, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$54,064	$6,940
Counterpoint Tactical Equity Fund	$13,048	$1,925
Counterpoint Tactical Municipal Fund	$6,239	$1,239

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$905,421,127	$609,186,341
Counterpoint Tactical Equity Fund	$87,052,967	$74,961,327
Counterpoint Tactical Municipal Fund	$219,956,626	$21,175,484

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2024.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income Contracts/Credit risk	Unrealized appreciation on credit default swap	$503,088

Fixed Income Contracts/Credit risk	Premiums paid on open swap contracts	7,070,901

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	$4,616,020

Equity Contract/Equity Price Risk	Investment securities at value - future options purchased	269,063

Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	16,850

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the six months ended March 31, 2024.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed Income Contracts/Credit Risk	$6,502,216	$76,782

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(2,382,272)	$1,548,643

		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contracts/Equity Price Risk	$1,106,930	$(182,500)

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$812,415	$2,758,473

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

Counterpoint Tactical Municipal Fund

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Interest Rate Contracts/Interest Rate Risk	$(62,378)	$—

		Change In Unrealized
Contract type/	Realized Gain On Future	Depreciation
Primary Risk Exposure	Options Purchased	On Future Options Purchased
Interest Rate Contracts/Interest Rate Risk	$674,611	$(700,781)

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Fixed Income Contracts/Credit Risk	$(514,000)	$(16,783)

		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Swaptions Written	On Swaptions Written
Fixed Income Contracts/Credit Risk	$103,000	$(16,840)

The notional value of the derivative instruments outstanding as of March 31, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During the six months ended March 31, 2024, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2024 for the Funds.

Counterpoint Tactical Income Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Unrealized appreciation on credit default swap	Wells Fargo	$503,088	(1)	$—	$503,088	$—	$—	$503,088
		$503,088		$—	$503,088	$—	$—	$503,088

Counterpoint Tactical Equity Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Unrealized appreciation (depreciation) on total return swaps	JP Morgan	$4,616,020	(1)	$—	$4,616,020	$—	$—	$4,616,020
Investment in future options purchased	Goldman Sachs	269,063	(1)	—	269,063	—	—	269,063
Futures Contracts	Goldman Sachs	16,850	(1)	—	16,850	—	—	—
		$4,901,933		$—	$4,901,933	$—	$—	$4,885,083

(1)	Value as presented in the Schedule of Investments.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Deprectiation)
Counterpoint Tactical Income Fund	$1,491,343,724	$49,787,293	$(1,180,242)	$48,607,051
Counterpoint Tactical Equity Fund	$84,739,834	$8,967,253	$(1,079,577)	$7,887,676
Counterpoint Tactical Municipal Fund	$265,474,502	$11,810,467	$(968,410)	$10,842,057

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended September 30, 2023 and September 30, 2022 was as follows:

For the year ended September 30, 2023:
	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint Tactical Income Fund	$63,175,656	$—	$—	$—	$63,175,656
Counterpoint Tactical Equity Fund	1,929,804	—	—	576,290	2,506,094
Counterpoint Tactical Municipal Fund	542,599	—	5,579,503	198,768	6,320,870

For the year ended September 30, 2022:
	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint Tactical Income Fund	$20,817,397	$—	$—	$94,839	$20,912,236
Counterpoint Tactical Equity Fund	—	—	—	—	—
Counterpoint Tactical Municipal Fund	16,531	2,237,191	100,482	16,481	2,370,685

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$—	$1,105,685	$—	$(13,059,044)	$(10,610,912)	$—	$7,797,164	$(14,767,107)
Counterpoint Tactical Equity Fund	—	—	—	—	—	—	2,079,210	2,079,210
Counterpoint Tactical Municipal Fund	—	—	—	(4,911,655)	(849,031)	—	(3,947,180)	(9,707,866)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market treatment on swaps, options, futures contracts, and passive foreign investment companies, adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Post October
Losses
Counterpoint Tactical Income Fund	$13,059,044
Counterpoint Tactical Equity Fund	—
Counterpoint Tactical Municipal Fund	4,911,655

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2024

At September 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring			Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
Counterpoint Tactical Income Fund	$10,610,912	$—	$10,610,912	$—
Counterpoint Tactical Equity Fund	—	—	—	789,959
Counterpoint Tactical Municipal Fund	849,031	—	849,031	—

Permanent book and tax differences, primarily attributable to distributions in excess resulted in reclassification for the year ended September 30, 2023 for the Funds as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Counterpoint Tactical Income Fund	$(135,302)	$135,302
Counterpoint Tactical Equity Fund	—	—
Counterpoint Tactical Municipal Fund	—	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Municipal Fund (the “Municipal Fund”) currently invests a significant portion of its assets in the American High-Income Municipal Bond Fund (the “American Fund”). The Municipal Fund may redeem its investment from the American Fund at any time if the Advisor determines that it is in the best interest of the Municipal Fund and its shareholders to do so. The performance of the Municipal Fund will be directly affected by the performance of the American Fund. The financial statements of the American Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Municipal Fund’s financial statements. As of March 31, 2024, the percentage of the Municipal Fund’s net assets invested in the American Fund was 31.7%.

The Municipal Fund currently invests a significant portion of its assets in the T Rowe Price Tax-Free High Yield Fund (the “T Rowe Fund”). The Municipal Fund may redeem its investment from the T Rowe Fund at any time if the Advisor determines that it is in the best interest of the Municipal Fund and its shareholders to do so. The performance of the Municipal Fund will be directly affected by the performance of the T Rowe Fund. The financial statements of the T Rowe Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Municipal Fund’s financial statements. As of March 31, 2024, the percentage of the Municipal Fund’s net assets invested in the T Rowe Fund was 27.0%.

9.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at March 31, 2024 are noted in the Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Counterpoint Tactical Equity Fund
Net Change in
					Unrealized		Dividend
	Fair Value			Realized Gain	Appreciation/	Fair Value End of	Credited to	Shares End
	Beginning of Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Year	Income	of Year
Counterpoint Quantitative Equity ETF	$—	$10,162,494	$—	$—	$1,287,893	$11,450,387	$3,616	383,419

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

10.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with J.P. Morgan, the Funds can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table sets forth the remaining contractual maturity of the collateral held by the funds as of March 31, 2024:

		Overnight and	Up to	30-90	Greater than
Fund	Collateral For Securities Loaned	Continuous	30 days	days	90 Days	Total
Counterpoint Tactical Income Fund
	BlackRock Liquidity FedFund, Institutional Class	$11,492,599	$—	$—	$—	$11,492,599

Counterpoint Tactical Equity Fund	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	$22,256	$—	$—	$—	$22,256
	U.S. Government	—	—	—	221,790	221,790
		$22,256	$—	$—	$221,790	$244,046

Counterpoint Tactical Municipal Fund
	BlackRock Liquidity FedFund, Institutional Class	$2,417,550	$—	$—	$—	$2,417,550
	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	7,220,700	—	—	—	7,220,700
		$9,638,250	$—	$—	$—	$9,638,250

At March 31, 2024, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the BlackRock Liquidity FedFund, Institutional Class as shown in the Schedule of Investments of the Counterpoint Tactical Income Fund and the Counterpoint Tactical Municipal Fund. This cash was also invested in the Dreyfus Treasury Obligations Cash Management Fund, Institutional Class as shown in the Schedule of Investments of the Counterpoint Tactical Equity Fund and the Counterpoint Tactical Municipal Fund. Each Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Portfolio of Investments. The fair value of the securities loaned for the Funds at March 31, 2024 were as follows.

Fair Value of
Securities Loaned
Counterpoint Tactical Income Fund	$11,236,727
Counterpoint Tactical Equity Fund	245,761
Counterpoint Tactical Municipal Fund	9,459,060

The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested. As of March 31, 2024, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Counterpoint Tactical Income Fund	$11,492,599
Counterpoint Tactical Equity Fund	22,256
Counterpoint Tactical Municipal Fund	9,638,250

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities. The Counterpoint Tactical Equity Fund received non-cash collateral of $221,790.

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Counterpoint Tactical Income Fund	34.02%
National Financial Services LLC	Counterpoint Tactical Income Fund	28.22%
Charles Schwab & Co., Inc.	Counterpoint Tactical Equity Fund	27.64%
National Financial Services LLC	Counterpoint Tactical Equity Fund	46.62%
Charles Schwab & Co., Inc.	Counterpoint Tactical Municipal Fund	27.51%
National Financial Services LLC	Counterpoint Tactical Municipal Fund	35.11%

12.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2024

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service (12b- 1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid*	Expense Ratio During*
	Account Value	Account Value	During Period	the Period
Actual	10/1/23	3/31/24	10/1/23 – 3/31/24	10/1/23 – 3/31/24
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,056.90	$8.69	1.69%
Class C	$1,000.00	$1,052.60	$12.52	2.44%
Class I	$1,000.00	$1,058.30	$7.41	1.44%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,188.30	$10.94	2.00%
Class C	$1,000.00	$1,183.90	$15.01	2.75%
Class I	$1,000.00	$1,189.80	$9.58	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,076.80	$6.49	1.25%
Class C	$1,000.00	$1,072.00	$10.36	2.00%
Class I	$1,000.00	$1,075.80	$5.19	1.00%

	Beginning	Ending	Expenses Paid	Expense Ratio During*
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	10/1/23	3/31/24	10/1/23 – 3/31/24	10/1/23 – 3/31/24
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.55	$8.52	1.69%
Class C	$1,000.00	$1,012.80	$12.28	2.44%
Class I	$1,000.00	$1,017.80	$7.26	1.44%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,015.00	$10.08	2.00%
Class C	$1,000.00	$1,011.25	$13.83	2.75%
Class I	$1,000.00	$1,016.25	$8.82	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,018.75	$6.31	1.25%
Class C	$1,000.00	$1,015.00	$10.08	2.00%
Class I	$1,000.00	$1,020.00	$5.05	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six-month period ended March 31, 2024, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-844-273-8637 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-273-8637.

INVESTMENT ADVISOR

Counterpoint Mutual Funds, LLC

12760 High Bluff Drive, Suite 280

San Diego, California 92130

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Counterpoint-SAR24

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/4/24

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 6/4/24